Reclassified Out of Accumulated Other Comprehensive Income and Affected Line Items in Consolidated Statements of Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net sales	¥ 1,447,369	¥ 1,280,054	¥ 1,190,870
Cost of sales	(1,068,465)	(952,350)	(870,143)
Foreign currency transaction gains, net	5,108	5,136	4,533
Other, net	1,476	1,983	424
Income before income taxes	146,268	101,363	114,893
Income taxes	(51,254)	(34,012)	(30,135)
Net income	95,014	67,351	84,758
Net income attributable to noncontrolling interests	(6,258)	(878)	(5,401)
Net income attributable to shareholders of Kyocera Corporation	88,756	66,473	79,357
Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net income attributable to shareholders of Kyocera Corporation	(2,614)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on securities sales of securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other, net	(2,862)
Income before income taxes	(2,862)
Income taxes	1,030
Net income	(1,832)
Net income attributable to noncontrolling interests	1
Net income attributable to shareholders of Kyocera Corporation	(1,831)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative financial Instrument | Foreign currency forward contracts
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net sales	(50)
Cost of sales	491
Foreign currency transaction gains, net	8
Other, net	44
Income before income taxes	493
Income taxes	(95)
Net income	398
Net income attributable to noncontrolling interests	(102)
Net income attributable to shareholders of Kyocera Corporation	296
Reclassification out of Accumulated Other Comprehensive Income | Pension adjustments Amortization of prior service cost and recognized actuarial loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income before income taxes	(1,652)
Income taxes	629
Net income	(1,023)
Net income attributable to noncontrolling interests	(56)
Net income attributable to shareholders of Kyocera Corporation	¥ (1,079)